Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[1]
Other Current Liabilities
Salaries payable	€ 240,650	€ 237,099
Other Current Debt	6,912	7,074
Deferred income	36,500	28,870
Advances received	34,365	10,323
Other current liabilities	€ 318,427	€ 283,366	[1]	€ 243,420

[1]	Restated figures (Note 2.d)